Fair Value Measurements - Assets and Liabilities Table (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	$ (1)	$ (3)
Other current assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	50	57
Other current liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	(51)	(60)
Fair value, inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	(1)	(3)
Fair value, inputs, Level 1 [Member] | Other current assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	50	57
Fair value, inputs, Level 1 [Member] | Other current liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	(51)	(60)
Fair value, inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	0	0
Fair value, inputs, Level 2 [Member] | Other current assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	0	0
Fair value, inputs, Level 2 [Member] | Other current liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total	0	0
Fair Value, Inputs, Level 3 [Member] | Other current assets [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current assets	0	0
Fair Value, Inputs, Level 3 [Member] | Other current liabilities [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Other current liabilities	$ 0	$ 0